Schedule of Investments
May 31, 2026 (unaudited)
Monteagle Opportunity Equity Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 93.82%

Agricultural Products - Livestock & Animal Specialties - 0.99%
Cal-Maine Foods, Inc.	2,302	172,005

Arrangement of Transportation of Freight & Cargo - 1.35%
C.H. Robinson Worldwide, Inc.	1,314	234,746

Banks - 1.57%
Bank OZK	2,633	127,411
Cullen/Frost Bankers, Inc.	1,080	146,362

		273,772

Captial Goods - 5.32%
A.O. Smith Corp.	3,662	207,709
EMCOR Group, Inc.	217	179,420
Fluor Corp. (2)	4,214	192,833
Hubbell, Inc.	407	192,759
Masco Corp.	2,199	154,480

		927,200

Commercial & Professional Services - 0.98%
Copart, Inc. (2)	5,195	170,240

Computer Peripheral Equipment, NEC - 0.55%
Fortinet, Inc. (2)	690	95,199

Consumer Durables & Apparel - 0.73%
PulteGroup, Inc.	1,074	126,925

Containers & Packaging - 0.66%
Avery Dennison Corp.	722	114,849

Crude Petroleum & Natural Gas - 1.50%
Ovintiv, Inc.	2,241	125,586
Permian Resources Corp.	7,021	135,014

		260,599

Deep Sea Foreign Transporation of Freight - 0.63%
Torm plc Class A	3,998	108,906

Diversified Financials - 1.01%
CBOE Global Markets, Inc.	526	175,453

Electric Services - 0.85%
Black Hills Corp.	2,031	147,897

Electric Utilities - 1.86%
OGE Energy Corp.	3,107	146,744
Otter Tail Corp.	2,037	176,526

		323,270

Electromedical & Electrotherapeutic Apparatus - 0.75%
InMode Ltd. (2)	9,390	130,803

Fire, Marine & Casualty Insurance - 2.09%
Axis Capital Holdings Ltd.	1,843	174,956
Renaissancere Holdings Ltd.	673	188,676

		363,632

Food, Beverage & Tobacco - 0.80%
Ingredion, Inc.	1,367	138,668

Health Care Equipment & Services - 0.80%
Universal Health Services, Inc. Class B (2)	955	139,535

Hospital & Medical Service Plans - 1.71%
Elevance Health, Inc.	438	172,217
The Cigna Group	453	125,662

		297,879

In Vitro & In Vivo Diagnostic Substances - 0.72%
Idexx Laboratories, Inc. (2)	222	125,104

Industrial Instruments For Measurement, Display, and Control - 1.06%
Fortive Corp.	3,154	183,941

Industrial Trucks, Tractors, Trailors & Stackers - 1.03%
Terex Corp.	3,081	179,253

Instruments For Measuring, Testing of Electricity, and Electronic Signals - 0.59%
Teradyne, Inc.	276	103,310

Insurance - 1.92%
The Hartford Insurance Group, Inc.	1,225	155,734
The Travelers Cos., Inc.	610	178,053

		333,787

Investment Advice - 3.57%
Evercore, Inc. Class A	432	147,252
Moelis & Co.	2,464	165,803
T. Rowe Price Group, Inc.	1,659	173,415
The Carlyle Group, Inc.	2,987	135,699

		622,169

Lawn & Garden Tractors & Home Lawn & Gardens Equipment - 1.00%
Toro Co.	1,939	174,277

Malt Beverages - 0.67%
Molson Coors Beverage Co.	2,937	116,100

Media & Entertainment - 0.27%
Warner Music Group Corp. Class A	1,497	47,215

Metals & Mining - 0.74%
Agnico Eagle Mines Ltd. (Canada)	699	128,022

Mineral Royalty Traders - 0.76%
Royal Gold, Inc.	586	131,545

Miscellaneous Manufacturing Industries - 1.27%
Brady Corp. Class A	2,571	221,312

Motor Vehicle Parts & Accessories - 1.04%
Visteon Corp.	1,537	181,812

National Commercial Banks - 1.85%
PNC Financial Services Group	752	166,282
U.S. Bancorp	2,838	155,664

		321,947

Natural Gas Distribution - 0.70%
National Fuel Gas Co.	1,568	121,128

Natural Gas Transmission - 0.52%
Archrock, Inc.	2,698	90,356

Oil & Gas Field Services - 0.77%
SLB Ltd.	2,463	134,357

Operative Builders - 0.20%
Meritage Homes Corp.	530	34,577

Perfumes, Cosmetics & Other Toilet Preparations - 0.69%
Interparfums, Inc.	1,280	120,794

Petroleum Refining - 0.82%
Equinor ASA (2)	3,974	143,024

Pharmaceutical Preparations - 2.12%
Alkermes plc (2)	4,393	185,341
United Therapeutics Corp.	330	183,751

		369,091

Plastic Materials, Synth Resins & Nonvulcan Elastomers - 0.72%
Eastman Chemical Co.	1,663	126,172

Printed Circuit Boards - 2.01%
Celestica, Inc. (2)	225	86,713
CTS Corp.	2,387	153,269
Plexus Corp. (2)	408	109,491

		349,473

Pumps & Pumping Equipment - 0.77%
Graco, Inc.	1,779	134,226

Radio Broadcasting Stations - 0.63%
Nokia Corp.	7,376	109,460

Radio Telephone Commnications - 0.24%
TELUS Corp.	3,261	40,926

Railroads, Line-Haul Operating - 1.04%
Canadian Pacific Kansas City	2,028	181,141

Real Estate - 0.71%
Innovative Industrial Properties, Inc.	2,132	123,635

Real Estate Agents & Managers (For Others) - 0.82%
Jones Lang Lasalle, Inc. (2)	505	142,567

Refuse Systems - 0.77%
Waste Connections, Inc.	899	133,969

Retail-Catalog & Mail-Order Houses - 0.70%
Coupang, Inc. (2)	7,326	121,612

Retail - Eating Places - 2.54%
Chipotle Mexican Grill, Inc. (2)	4,615	147,034
Darden Restaurants, Inc.	794	161,905
Yum China Holdings, Inc. (China)	3,153	133,782

		442,720

Retail-Family Clothing Stores - 2.13%
Abercrombie & Fitch Co. (2)	2,275	175,676
Ross Stores, Inc.	840	194,653

		370,329

Retail - Grocery Stores - 0.81%
Sprouts Farmers Market, Inc. (2)	1,706	140,950

Retail-Home Furniture, Furnishings & Equipment Stores - 0.83%
Williams-Sonoma, Inc.	709	144,331

Retail - Jewelry Stores - 1.12%
Signet Jewelers Ltd. (Bermuda)	2,229	194,792

Retail-Retail Stores, NEC - 0.87%
JD.com, Inc.	5,247	151,271

Rolling Drawing & Extruding Of Nonferrous Metals - 1.35%
Mueller Industries, Inc.	1,830	235,338

Rubber & Plastics Footwear - 0.88%
Deckers Outdoor Corp. (2)	1,342	152,787

Search, Detection, Navigation, Guidance, Aeronautical Sys - 2.41%
Garmin Ltd.	559	130,761
Nextpower, Inc. (2)	1,848	289,027

		419,788

Security Brokers, Dealers & Flotation Companies - 0.98%
Interactive Brokers Group, Inc.	1,962	170,635

Semiconductors & Related Devices - 1.76%
Enphase Energy, Inc.	1,353	92,491
ON Semiconductor Corp. (2)	1,109	133,768
Tower Semiconductor Ltd. (2)	313	79,887

		306,146

Semiconductors & Semiconductor Equipment - 0.62%
Cirrus Logic, Inc. (2)	635	107,918

Services- Business Services - 0.95%
PayPal Holdings, Inc.	3,688	165,038

Services - Computer Integrated Systems Design - 1.61%
Leidos Holdings, Inc.	1,152	147,226
OneSpan, Inc.	9,163	132,314

		279,539

Services-Computer Processing & Data Preparation - 1.72%
Toast, Inc. (2)	5,006	130,306
Verisk Analytics, Inc.	966	169,040

		299,347

Services - Computer Programming Services - 1.19%
Everquote, Inc. (2)	4,517	86,907
Zoom Communications, Inc. (2)	1,182	120,079

		206,986

Services-Management Consulting Services - 0.52%
The Hackett Group, Inc.	7,917	91,283

Services - Prepackaged Software - 2.86%
Docusign, Inc. (2)	2,217	116,437
Nice Ltd. (2)	757	70,144
Procore Technologies, Inc. (2)	1,442	71,365
Sprinklr, Inc. Class A (2)	20,273	113,123
Veeva Systems, Inc. (2)	726	126,571

		497,639

Software & Services - 2.60%
A10 Networks, Inc.	5,515	166,222
Amdocs Ltd.	973	61,270
Dolby Laboratories, Inc. Class A	1,860	103,807
PagSeguro Digital Ltd. Class A	13,065	122,158

		453,456

Sporting & Athletic Goods, NEC - 2.15%
Acushnet Holdings Corp.	1,666	147,907
YETI Holdings, Inc. (2)	4,737	227,234

		375,141

State Commercial Banks - 0.85%
Fifth Third Bancorp	2,974	148,492

Steel Works, Blast Furnaces & Rolling & Finishing Mills - 1.17%
Worthington Enterprises, Inc.	4,812	203,018

Surgical & Medical Instruments & Apparatus - 1.47%
Resmed, Inc.	599	114,151
Teleflex, Inc.	1,099	141,375

		255,527

Tobacco - 0.83%
Turning Point Brands, Inc.	1,701	144,466

Transportation - 1.53%
Landstar System, Inc.	1,290	266,901

Transportation Services - 0.78%
Expedia Group, Inc.	603	136,151

Water Supply - 0.82%
American States Water Co.	1,839	142,100

Water Transportation - 1.65%
Matson, Inc.	1,589	288,086

Total Common Stock	(Cost $ 14,249,033)	16,338,053

Real Estate Investment Trusts - 5.08%

Cubesmart	3,629	145,160
Gaming and Leisure Properties	2,970	139,501
Kilroy Realty Corp.	4,836	165,730
Mid-America Apartment Communities, Inc.	876	113,065
NNN REIT, Inc.	3,611	160,726
W.P. Carey, Inc.	2,153	160,226

Total Real Estate Investment Trusts	(Cost $ 848,067)	884,408

Money Market Registered Investment Companies - 1.15%

Federated Hermes Government Obligations Fund - Institutional Class - 3.50% (3)	200,640	200,640

Total Money Market Registered Investment Companies	(Cost $ 200,640)	200,640

Total Investments - 100.05%	(Cost $ 15,297,742)	17,423,101

Liabilities Less Other Assets - (0.05%)		(9,510)

Total Net Assets - 100.00%		17,413,591

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 29, 2026 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$17,423,101	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$17,423,101	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at May 31, 2026.
PLC - Public Limited Company